Consolidated Statements of Cash Flows (Parenthetical) - Non-cash Investing and Financing Activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Flight equipment reclassified to net investment in finance leases	$ 658,000	$ 284,000	$ 171,000
Flight equipment reclassified to held for sale, net	1,700,000	1,200,000	1,300,000
Release to income upon sale	$ 142,276	$ 31,758	$ 88,000